Condensed Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified		Total		Common Stock [member]		Additional Paid-in Capital [member]	Accumulated Deficit [member]	Accumulated Other Comprehensive Loss [member]	Noncontrolling Interests [member]
Balance at Dec. 31, 2010		$ 1,544		$ 1		$ 8,454	$ (6,351)	$ (398)	$ (162)
Balance (shares) at Dec. 31, 2010	[1]			921,000,000
Net income		255					253		2
Other comprehensive income (loss), net of tax:
Currency translation adjustment		(82)						(79)	(3)
Pension liability adjustment		(13)						(13)
Cash flow hedge adjustment		1						1
Total other comprehensive income (loss)		(94)						(91)	(3)
Distributions		(3)							(3)
Balance at Dec. 31, 2011		1,702		1		8,454	(6,098)	(489)	(166)
Balance (shares) at Dec. 31, 2011	[1]			921,000,000
Share-based compensation		2				2
Net income		359					352		7
Other comprehensive income (loss), net of tax:
Currency translation adjustment		138						124	14
Pension liability adjustment		(41)						(41)
Total other comprehensive income (loss)		97						83	14
Distributions		(4)							(4)
Equity contributions to consolidated variable interest entities		(1)				(4)			3
Balance at Dec. 31, 2012		2,155				8,452	(5,746)	(406)	(146)
Balance (shares) at Dec. 31, 2012	[2]	920,512,800
Net income		398					389		9
Other comprehensive income (loss), net of tax:
Currency translation adjustment		(7)						(21)	14
Pension liability adjustment		10						10
Total other comprehensive income (loss)		3						(11)	14
Distributions		(3)							(3)
Balance at Sep. 30, 2013		2,553		1		8,452	(5,357)	(417)	(126)
Balance (shares) at Sep. 30, 2013				921,000,000
Balance at Dec. 31, 2012		2,155		1		8,452	(5,746)	(406)	(146)
Balance (shares) at Dec. 31, 2012		920,512,800	[2]	921,000,000	[1]
Issuance of common stock (shares)		64,102,564		64,000,000	[1]
Issuance of common stock, value		1,243		9		1,234
Share-based compensation		262				262
Net income		460					415		45
Other comprehensive income (loss), net of tax:
Currency translation adjustment		94						76	18
Pension liability adjustment		60						60
Cash flow hedge adjustment		6						6
Total other comprehensive income (loss)		160						142	18
Distributions		(4)							(4)
Balance at Dec. 31, 2013		4,276		10		9,948	(5,331)	(264)	(87)
Balance (shares) at Dec. 31, 2013		984,615,364		985,000,000	[1]
Net income		523					515		8
Other comprehensive income (loss), net of tax:
Currency translation adjustment		(131)						(133)	2
Pension liability adjustment		3						3
Cash flow hedge adjustment		(4)						(4)
Total other comprehensive income (loss)		(132)						(134)	2
Share-based compensation		73				73
Capital contribution		13				13
Distributions		(3)							(3)
Equity contributions to consolidated variable interest entities		0				(34)		(6)	40
Balance at Sep. 30, 2014		$ 4,750		$ 10		$ 10,000	$ (4,816)	$ (404)	$ (40)
Balance (shares) at Sep. 30, 2014		984,617,365		985,000,000

[1]	Common stock shares outstanding have been adjusted for a stock split which occurred on December 17, 2013.
[2]	Common stock shares issued and outstanding as of December 31, 2012 have been adjusted for a 9,205,128-for-1 stock split, which occurred on December 17, 2013.